787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

March 11, 2016

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Preliminary Proxy Materials for

Permal Alternative Select VIT Portfolio,

a series of Legg Mason Partners Variable Equity Trust

(File No. 811-21128)

Ladies and Gentlemen:

On behalf of the Permal Alternative Select VIT Portfolio (the “Fund”), and pursuant to Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended, transmitted herewith are the preliminary proxy materials consisting of a Notice of Special Meeting of Shareholders, a Proxy Statement and a Form of Proxy to be used in connection with the Special Meeting of Shareholders of the Fund to be held on May 20, 2016 (the “Meeting”).

As set forth in more detail in the accompanying proxy materials, the Meeting is being held to approve a new investment management agreement with respect to the Fund. It is anticipated that definitive copies of the proxy materials will be mailed to shareholders on or about April 11, 2016.

Please do not hesitate to contact me at (212) 728-8558 if you have comments or if you require additional information regarding the enclosed materials.

Very truly yours,

/s/ Dianne O’Donnell
Dianne O’Donnell

Enclosures

cc:	Rosemary D. Emmens, Esq.

Benjamin J. Haskin, Esq.

Neesa P. Sood, Esq.

NEW YORK     WASHINGTON     HOUSTON     PARIS     LONDON     MILAN     ROME     FRANKFURT     BRUSSELS

in alliance with Dickson Minto W.S., London and Edinburgh